Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

NOTE 6 - GOODWILL AND OTHER INTANGIBLE ASSETS:

a.	Goodwill:

(i)	Composition

Composition of goodwill and changes therein the years ended December 31, 2014 and 2013 are as follows:

	December 31
	2014	2013
	$ in thousands
Balance at the beginning of year	12,444	12,444
Acquired during the year (see Note 3)	167,001

Balance at the end of the year	179,445	12,444

(ii)	Annual goodwill impairment test

As mentioned in Note 1m, the Company has designated September 30 of each year as the date on which it performs its annual goodwill impairment test.

In the years ended December 31, 2014 and 2013, the Company determined there was no impairment with respect to goodwill.

b.	Other intangible assets

Other intangible assets are composed as follows:

	December 31
	2014	2013
	$ in thousands
Cost:
Intellectual property	120,780	59,910
Customer relations	100,831	31,063
Trade name	5,960
In-process research and development	6,920
Backlog	10,398

	244,889	90,973
Less:
Accumulated amortization	99,807	80,572

	145,082	10,401

During the year ended December 31, 2012, in light of the extended downturn in the FPD industry, the Company tested whether the intangible assets acquired as part of the Photon Dynamics, Inc. (“PDI”) acquisition in 2008 should be impaired, based on cash flow projections and fair value estimates. The determination of cash flow was based on the Company’s strategic plans and long-range planning forecasts. The growth rates included in the plans were based on industry and Company specific data. The profit margin assumptions included in the plans were projected based on the current cost structure and anticipated cost changes. As a result of the foregoing, the Company determined that the carrying amount of certain intangible assets, primarily existing technology and customer relations allocated to FPD division, exceeded their fair value by $30.1 million. As a result, an impairment charge of $30.1 million was recorded in 2012.

For a discussion of Level 3 fair value inputs, see Note 12c.

Amortization of other intangible assets totaled $19,235,000, $4,041,000 and $9,907,000 in the years ended December 31, 2014, 2013 and 2012, respectively.

Estimated amortization expense for the years stated below is as follows:

$ in thousands
Year ending December 31:
2015	33,030
2016	25,273
2017	25,213
2018	25,201
2019	17,919
2020 and thereafter	11,526

138,162